SCHEDULE OF INVESTMENTS

Ivy Global Equity Income Fund (in thousands)	DECEMBER 31, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value

Canada
Energy – 1.7%
Suncor Energy, Inc.	400	$13,110

Financials – 2.0%
Bank of Montreal	202	15,670

Total Canada - 3.7%		$28,780

China
Energy – 2.0%
CNOOC Ltd.	9,143	15,206

Total China - 2.0%		$15,206

France
Communication Services – 1.1%
Orange S.A.	565	8,321

Consumer Staples – 2.0%
Danone S.A.	183	15,146

Energy – 2.5%
Total S.A.	352	19,440

Financials – 3.7%
Axa S.A.	595	16,766
BNP Paribas S.A.	200	11,838
		28,604

Health Care – 1.7%
Sanofi-Aventis	130	13,098

Industrials – 2.1%
Vinci	145	16,145

Total France - 13.1%		$100,754

Germany
Utilities – 2.2%
E.ON AG	868	9,231
RWE Aktiengesellschaft	260	7,937
		17,168

Total Germany - 2.2%		$17,168

Hong Kong
Utilities – 1.5%
Guangdong Investment Ltd.	5,339	11,168

Total Hong Kong - 1.5%		$11,168

Indonesia
Financials – 1.1%
PT Bank Mandiri (Persero) Tbk	14,870	8,212

Total Indonesia - 1.1%		$8,212

Ireland
Materials – 1.4%
CRH plc	262	10,488

Total Ireland - 1.4%		$10,488

Italy
Utilities – 2.6%
ENEL S.p.A.	2,511	19,918

Total Italy - 2.6%		$19,918

Japan
Financials – 3.8%
ORIX Corp.	537	8,872
Tokio Marine Holdings, Inc.	372	20,769
		29,641

Total Japan - 3.8%		$29,641

Macau
Consumer Discretionary – 1.2%
Sands China Ltd.	1,714	9,164

Total Macau - 1.2%		$9,164

Netherlands
Energy – 2.8%
Royal Dutch Shell plc, Class A	735	21,772

Financials – 1.3%
ING Groep N.V., Certicaaten Van Aandelen	817	9,790

Industrials – 1.9%
Koninklijke Philips Electronics N.V., Ordinary Shares	300	14,649

Total Netherlands - 6.0%		$46,211

Norway
Consumer Staples – 1.2%
Mowi ASA	339	8,830

Total Norway - 1.2%		$8,830

Russia
Energy – 1.6%
PJSC LUKOIL ADR	124	12,326

Total Russia - 1.6%		$12,326

Singapore
Financials – 1.2%
DBS Group Holdings Ltd.	474	9,070

Total Singapore - 1.2%		$9,070

South Korea
Information Technology – 3.3%
Samsung Electronics Co. Ltd.	526	25,180

Total South Korea - 3.3%		$25,180

Spain
Financials – 1.4%
Banco Santander S.A.	2,559	10,708

Total Spain - 1.4%		$10,708

Switzerland
Consumer Staples – 2.4%
Nestle S.A., Registered Shares	172	18,593

Health Care – 2.2%
Roche Holdings AG, Genusscheine	53	17,199

Total Switzerland - 4.6%		$35,792

Taiwan
Information Technology – 4.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	2,791	30,818

Total Taiwan - 4.0%		$30,818

United Kingdom
Financials – 1.5%
3i Group plc	780	11,344

Health Care – 5.0%
AstraZeneca plc	266	26,801
GlaxoSmithKline plc	495	11,655
		38,456

Industrials – 1.4%
BAE Systems plc	1,435	10,737

Materials – 2.0%
Anglo American plc	535	15,411

Total United Kingdom - 9.9%		$75,948

United States
Communication Services – 3.1%
Verizon Communications, Inc.	383	23,517

Consumer Discretionary – 0.9%
Home Depot, Inc. (The)	32	6,902

Consumer Staples – 7.6%
Philip Morris International, Inc.	308	26,247
Procter & Gamble Co. (The)	151	18,862
Wal-Mart Stores, Inc.	111	13,189
		58,298

Energy – 2.1%
Chevron Corp.	130	15,680

Financials – 5.7%
Citigroup, Inc.	273	21,775
JPMorgan Chase & Co.	79	10,976
KeyCorp	518	10,482
		43,233

Health Care – 2.8%
Pfizer, Inc.	537	21,050

Industrials – 4.4%
Caterpillar, Inc.	61	9,070
Eaton Corp.	108	10,270
Lockheed Martin Corp.	35	13,715
		33,055

Information Technology – 3.8%
Intel Corp.	160	9,560
QUALCOMM, Inc.	217	19,138
		28,698

Materials – 1.1%
Eastman Chemical Co.	111	8,834

Utilities – 1.2%
Exelon Corp.	197	8,984

Total United States - 32.7%		$248,251

TOTAL COMMON STOCKS – 98.5%		$753,633
(Cost: $608,084)

SHORT-TERM SECURITIES
Money Market Funds (A) – 1.2%
State Street Institutional U.S. Government Money Market Fund - Premier Class
1.550%	9,383	9,383

TOTAL SHORT-TERM SECURITIES – 1.2%		$9,383
(Cost: $9,383)
TOTAL INVESTMENT SECURITIES – 99.7%		$763,016
(Cost: $617,467)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		1,959
NET ASSETS – 100.0%		$764,975

Notes to Schedule of Investments

(A) Rate shown is the annualized 7-day yield at December 31, 2019.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$31,838	$—	$—
Consumer Discretionary	16,066	—	—
Consumer Staples	73,444	27,423	—
Energy	97,534	—	—
Financials	119,349	46,923	—
Health Care	72,604	17,199	—
Industrials	74,586	—	—
Information Technology	59,516	25,180	—
Materials	34,733	—	—
Utilities	20,152	37,086	—
Total Common Stocks	$599,822	$153,811	$—
Short-Term Securities	9,383	—	—
Total	$609,205	$153,811	$—

The following acronym is used throughout this schedule:

ADR = American Depositary Receipt

For Federal income tax purposes, cost of investments owned at December 31, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$617,467

Gross unrealized appreciation	159,190

Gross unrealized depreciation	(13,641)

Net unrealized appreciation	$145,549